Reserves (Details 7) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance	$ 15,899	$ 8,907	$ 17,045
Deferred share units exercised		0
Share-based compensation	842	1,104	124
Warrants exercised		142
Warrants issued		0
Balance	5,667	15,899	8,907
Other reserves [member]
Balance	15,873	14,394	14,270
Deferred share units exercised		24
Share-based compensation	842	1,104	124
Stock options expired	0	0
Warrants exercised		(41)
Warrants expired	0	0
Warrants issued		440
Balance	16,715	15,873	14,394
Other reserves [member] | Share Options and Units [Member]
Balance	1,200	234
Deferred share units exercised		(24)
Share-based compensation	842	1,104
Stock options expired	(143)	(114)
Warrants exercised		0
Warrants expired	0	0
Warrants issued		0
Balance	1,899	1,200	234
Other reserves [member] | Unexercised Share Options,Units and Warrants [Member]
Balance	12,174	11,834
Deferred share units exercised		0
Share-based compensation	0	0
Stock options expired	143	114
Warrants exercised		0
Warrants expired	1,456	226
Warrants issued		0
Balance	13,773	12,174	11,834
Other reserves [member] | Normal Course Issuer Bid [Member]
Balance	604	604
Deferred share units exercised		0
Share-based compensation	0	0
Stock options expired	0	0
Warrants exercised		0
Warrants expired	0	0
Warrants issued		0
Balance	604	604	604
Other reserves [member] | Warrants [Member]
Balance	1,895	1,722
Deferred share units exercised		0
Share-based compensation	0	0
Stock options expired	0	0
Warrants exercised		(41)
Warrants expired	(1,456)	(226)
Warrants issued		440
Balance	$ 439	$ 1,895	$ 1,722